Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 43,125,000.00
Previously Paid Amount	3,573.34
Total Fee Amount	3,573.34
Total Offset Amount	0.00
Net Fee	$ 0.00